Borrowings - Summary of Long Term Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Total notes payable	$ 5,541	$ 5,697	$ 828
Less current portion of notes payable	5,530	5,678	365
Long-term notes payable, net of current portion	11	19	463
Notes payable [Member]
Debt Instrument [Line Items]
Total notes payable	4,605	4,761	$ 828
PPP loan [Member]
Debt Instrument [Line Items]
Total notes payable	$ 936	$ 936